Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforward	$ 2,316,300
Temporary Difference	777,800
Total assets	3,094,100
Depreciation	2,922,500	463,000
Total liabilities	2,922,500	463,000
Net deferred tax Assets (liabilities)	$ 171,600	$ (463,000)